UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:__9/30/05_____

Check here if Amendment [   ]; Amendment Number ______

This Amendment (Check only one.):        [   ] is a restatement
                                         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Jackson National Asset Management LLC

Address:       225 West Wacker Drive
               Suite 1200
               Chicago, Illinois 60606

Form 13F File Number:      28-06761

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew B. Hopping

Title: President

Phone: 517-381-5500

Signature, Place, and Date of Signing:

/s/ Andrew B. Hopping      Lansing, Michigan    10/3/2005
-------------------------  -----------------    ---------
[Signature]                [City, State]        [Date]

Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number    Name

28-1983                 AIM Capital Management Corporation
28-1666                 Eagle Asset Management
28-00450                Fidelity Management & Research Company
28-5930                 Franklin Advisory Services, LLC
28-869                  Fred Alger Management, Inc.
28-10981                Goldman Sachs Asset Management, L.P.
28-694                  J.P. Morgan Investment Management Inc.
28-61                   Lazard Asset Management
28-1435                 Mellon Capital Management Corporation
28-203                  OppenheimerFunds, Inc.
28-4976                 Pacific Investment Management Company
28-90                   Putnam Investment Management, Inc.
28-2568                 Salomon Brothers Asset Management Inc.
28-115                  T. Rowe Price Associates, Inc.
28-04557                Wellington Management Company, LLP



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.